Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets and liabilities not carried at fair value [line items]
Borrowings	¥ 17,121,362	¥ 12,167,858
Debt securities in issue	¥ 10,985,048	11,171,209
Reclassification From Level2 To Level3 Of Fair Value Hierarchy [member]
Disclosure of financial assets and liabilities not carried at fair value [line items]
Other deposits		293,604
Borrowings		12,374
Debt securities in issue		¥ 273,763